Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Research and development expenses	[1]	$ (6,227)	$ (5,698)	$ (7,274)
General and administrative expenses	[2]	(4,858)	(4,204)	(4,775)
Operating loss		(11,085)	(9,902)	(12,049)
Financing income (expenses), net		(40)	(308)	1,942
Net loss and comprehensive loss		$ (11,125)	$ (10,210)	$ (10,107)
Basic net loss per share (in Dollars per share)		$ (0.44)	$ (0.54)	$ (0.74)
Diluted net loss per share (in Dollars per share)		$ (0.44)	$ (0.54)	$ (0.74)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)		25,481,343	18,602,082	13,640,168
Weighted average number of ordinary shares used in computing diluted net loss per share (in Shares)		25,481,343	18,602,082	13,640,168

[1]	Including transactions with related parties of $1,898 thousand, $1,061 thousand and $1,446 thousand for the year ended December 31, 2025, 2024 and 2023 respectively.
[2]	Including transactions with related parties of $1,889 thousand and $1,662 thousand, $3,299 thousand for the year ended December 31, 2025, 2024 and 2023 respectively.